Submission	Nov. 21, 2024
Submission [Line Items]
Central Index Key	0001660734
Registrant Name	TRITON INTERNATIONAL LIMITED
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES